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                              THE COMPOSITE FUNDS

   Supplement dated December 8, 1997 to Statement of Additional Information
                            dated November 7, 1997


     The Statement of Additional Information of The Composite Funds dated November 7, 1997 relating to the Prospectus/Proxy Statement of The Composite Funds dated November 7, 1997 is hereby supplemented as follows:

                    Performance Comparison for Merged Funds


Average Annual Total Returns for Periods Ended September 30, 1997


                                                                                                  Since
                                                                                                  Sierra
                                                                                                  Fund's        Inception
Fund                                               1-Year         3-Year            5-Year       Inception         Date
-----                                              ------         ------            ------       ---------      ---------
Composite U.S. Government Securities Fund           9.99%          9.34%            6.09%          7.75%         7/25/89
Sierra U.S. Government Fund (without waivers)       9.72%          8.17%            4.91%          6.84%
Sierra U.S. Government Fund (with waivers)         10.16%          8.65%            5.35%          7.41%

Composite Income Fund                              12.08%         10.84%            7.40%          9.25%         7/18/90
Sierra Corporate Income Fund (without waivers)     12.19%         10.89%            7.36%          8.86%
Sierra Corporate Income Fund (with waivers)        12.62%         11.32%            7.66%          9.27%

Composite Tax-Exempt Bond Fund                      7.72%          8.13%            6.84%          7.49%         7/18/90
Sierra National Municipal Fund (without waivers)    8.79%          7.49%            6.43%          7.69%
Sierra National Municipal Fund (with waivers)       9.11%          7.84%            6.85%          8.32%

Composite Growth & Income Fund                     37.63%         27.17%           19.19%         14.21%         7/25/89
Sierra Growth and Income Fund (without waivers)    40.71%         26.25%           19.14%         13.99%
Sierra Growth and Income Fund (with waivers)       40.71%         26.25%           19.16%         14.08%

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All results are for Class A shares, based on net asset value, and annualized.

The average annual total returns "with waivers" for certain of the Acquired
Funds set forth above give effect to the fee and expense waivers which were in effect during the relevant periods. The average annual total returns for such Funds "without waivers" represent the returns that would have been achieved by such Funds for such periods had such waivers not been in effect.